Financial Assets	12 Months Ended
Dec. 31, 2018
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Financial Assets

17.  Financial Assets

	Investments accounted for using the equity method (i.e. joint ventures and associates)
	Share of net assets €m	Loans €m	Total €m	Other €m
At 1 January 2018	1,123	125	1,248	25
Translation adjustment	(18)	(3)	(21)	-
Investments and advances	1	1	2	-
Investment and loan to associate in lieu of cash proceeds	35	50	85	-
Joint ventures becoming subsidiaries (note 32)	(13)	(107)	(120)	-
Disposals and repayments	(39)	(5)	(44)	(2)
Arising on acquisition (note 32)	1	-	1	-
Share of profit after tax	60	-	60	-
Dividends received	(48)	-	(48)	-
At 31 December 2018	1,102	61	1,163	23

The equivalent disclosure for the prior year is as follows:

At 1 January 2017	1,152	147	1,299	26
Translation adjustment	(67)	(16)	(83)	(1)
Investments and advances	5	6	11	-
Disposals and repayments	(1)	(12)	(13)	-
Share of profit after tax	65	-	65	-
Dividends received	(31)	-	(31)	-
At 31 December 2017	1,123	125	1,248	25

Summarised financial information for the Group’s investment in joint ventures and associates which are accounted for using the equity method is as follows:

	Joint Ventures		Associates		Total
	2018 €m	2017 €m	2018 €m	2017 €m	2018 €m	2017 €m
Non-current assets	711	752	775	754	1,486	1,506
Current assets	220	209	468	492	688	701
Non-current liabilities	(331)	(348)	(115)	(73)	(446)	(421)
Current liabilities	(140)	(115)	(486)	(548)	(626)	(663)
Net assets	460	498	642	625	1,102	1,123

A listing of the principal equity accounted investments is contained on page 257.

The Group holds a 21.13% stake (2017: 21.13%) in Samse S.A., a publicly-listed distributor in France which is accounted for as an associate investment above. The fair value of this investment at the balance sheet date, calculated based on the number of shares held multiplied by the closing share price at 31 December 2018 (Level 1 input in the fair value hierarchy), was €96 million (2017: €125 million).